Equity (Details) - USD ($)						1 Months Ended							12 Months Ended
	Mar. 15, 2023	Nov. 28, 2022	Nov. 11, 2022	Sep. 21, 2022	May 10, 2022	Feb. 20, 2023	Nov. 30, 2022	Jul. 31, 2022	Jul. 25, 2022	May 26, 2022	Nov. 30, 2021	Oct. 27, 2021	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Share capital issued		2,500,000											1,650,000
Purchase non-controlling interest percentage		49.00%
Purchase of warrants issued		2,500,000													17,800,000
Warrants price per share (in Dollars per share)					$ 1.5			$ 1		$ 1.5	$ 1.5	$ 1.5
Warrants percentage					88.00%			88.00%		88.00%	88.00%	88.00%
Weighted average exercise price term					5 years			5 years		5 years	5 years	5 years
Capital and reserves description													On October 29, 2021, the Company issue warrants to Natural Selection Capital Holdings Limited (the “Consulting Company”) to purchase an aggregate of 14,000,000 ordinary shares, par value US$0.0001 per share of the Company with each such warrant expiring on the tenth anniversary from the date on which the Consulting Company warrants become exercisable, which exercisable date shall be the later of: (i) the one year anniversary date of the issuance of such Consulting Company warrants; and (ii) the applicable vesting date.
Description of private placement													(i)3,500,000 share purchase warrants exercisable at $1.00 per share; (ii) 3,500,000 share purchase warrants exercisable at $1.50 per share; and (iii) 7,000,000 share purchase warrants exercisable at $2.50 per share.
Ordinary shares														3,300,000
Ordinary shares par value (in Dollars per share)		$ 0.0001												$ 0.0001
Share options granted (in Dollars)													$ 1,573,500
Share option expense (in Dollars)													1,045,315
Agreement interest		49.00%	49.00%	100.00%
Consideration amount (in Dollars)		$ 2,500,000	$ 2,500,000	$ 1		$ 1							1
Transaction amount (in Dollars)			$ 0.0001
Repurchased shares	329,582
Consideration transaction costs (in Dollars)	$ 353,816												$ 353,816
Top of range [member]
Boards of directors percentage													50.00%
Bottom of range [member]
Boards of directors percentage													10.00%
Private Placement [Member]
Share capital issued									3,300,000
Warrant issued [Member]
Purchase of warrants issued								6,600,000
Type A Warrants to Antalpha Technologies Holdings [Member]
Purchase of warrants issued							4,500,000
Warrants price per share (in Dollars per share)							$ 1
Warrants percentage							88.00%
Weighted average exercise price term							5 years
Type B Warrants to Antalpha Technologies Holdings [Member]
Purchase of warrants issued							3,000,000
Warrants price per share (in Dollars per share)							$ 1.5
Warrants percentage							88.00%
Weighted average exercise price term							10 years
Purchase Warrant [Member]
Purchase of warrants issued			2,500,000		200,000					500,000	2,000,000	1,800,000